Convertible Note Arrangement - Derivative liability roll forward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable
Loss (Gain) on fair value derivative revaluation	$ (27,686)	$ 12,952
Embedded Derivatives
Convertible note payable
Financial Derivative Liability - beginning of year	37,715
Loss (Gain) on fair value derivative revaluation	(27,686)	12,952
Portion derecognized due to conversions	(3,355)	(6,011)
Balance	$ 6,674	37,715
Embedded Derivatives | Convertible Note - Tranche # 1
Convertible note payable
Initial recognition		23,803
Embedded Derivatives | Convertible Note - Tranche # 2
Convertible note payable
Initial recognition		$ 6,971